Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 1,015,442.1	$ 14,682.5	₨ 846,958.3
Estimated fair values of bank guarantees	(4,046.1)	(58.5)	(3,231.5)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	254,075.9	3,673.7	237,417.3
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	285,748.4	4,131.7	214,088.3
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	475,617.8	6,877.1	395,452.7
Estimated fair values of documentary credits	(501.7)	(7.3)	(406.1)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (3,544.4)	$ (51.2)	₨ (2,825.4)